NOTE RECEIVABLE	9 Months Ended
Sep. 30, 2022
Receivables [Abstract]
NOTE RECEIVABLE

NOTE 3 - NOTE RECEIVABLE

On April 4, 2022, the Company executed an unsecured convertible promissory note with the principal sum of $200,000 (“Note”) with a company incorporated under the laws of the Province of British Columbia. The Note bears an original issuance discount of $7,500 and matures on April 4, 2024. The interest on the Note will begin to accrue at the rate of 10% per annum from the date of the Note, and will continue to accrue on the outstanding principal until the entire balance is paid or converted into shares of common stock equal to 3.23% of the fully diluted share capital of the borrower on the conversion date. The terms of the Note require the borrower to prepay (i) within 30 days of April 4, 2022, the first twelve months of interest totaling $20,000, and (ii) within six months of April 4, 2022, the interest for the second twelve months under the Note totaling $20,000. The Company will have the right, at its option on the maturity date, to convert all the principal sum into the common stock equal to 3.23% of the fully diluted share capital of the borrower as of the conversion date. On April 4, 2022, the Company paid to the borrower $192,500 and recorded an original issuance discount on note receivable of $7,500. On April 21, 2022, the Company received $20,000 as prepaid interest from the borrower. The Company recorded interest income earned on the Note of $5,041 and $9,808 for the three months and nine months ended September 30, 2022, and interest income of $945 and $1,839 for the three months and nine months ended September 30, 2022. The Company recorded unearned interest of $10,192 and unamortized original debt discount of $5,661 at September 30, 2022.